Trust Account - Summary of Excluding Gross Unrealized Holding Gain (Detail) - Fair Value, Inputs, Level 1 [Member] - USD ($)		Sep. 30, 2023	Dec. 31, 2022
U.S. Government Treasury Securities [Member]
Trust Account [Line Items]
Amortized Cost	[1]		$ 759,271,905
Gross Holding Gain	[1]		161,421
Quoted Prices in Active Markets (Level 1)	[1]		759,433,326
Money Market Funds [Member]
Trust Account [Line Items]
Quoted Prices in Active Markets (Level 1)		$ 785,553,621	$ 441,037

[1]	Maturity date March 23, 2023.